Provisions - Fair value of plan asset and Plan asset allocation (Details) - Defined benefit plans - Plan Assets - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair value of plan assets
Fair value of plan assets at beginning of year	$ 3,426	$ 3,881
Actual return on plan assets	242	539
Transfer of funds to defined contribution plan	(225)	(542)
Benefits paid	(542)	(452)
Fair value of plan assets at end of year	$ 2,901	$ 3,426
Equity instruments.
Plan assets
Plan assets as a percentage of total plan assets	29.00%	27.00%
Cash and debt instruments
Plan assets
Plan assets as a percentage of total plan assets	71.00%	73.00%